UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05554
Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2010
Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments • March 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (83.3%)
$4,375	Austin Trust, Metropolitan Water District of Southern California Waterworks Ser 2007 A Custody Receipts Ser 2008-108	0.30%	04/07/10	$4,375,000
1,510	Barclays Capital Inc., Carnegie Institution of Washington Ser 2010 A Floater-TRs Ser 24B	0.28	04/07/10	1,510,000
1,200	Bay Area Toll Authority,, San Francisco Bay Area Toll Bridge 2007 Ser A2	0.29	04/07/10	1,200,000
1,000	BB&T Municipal Trust, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.29	04/07/10	1,000,000
1,300	California Educational Facilities Authority,, California Institute of Technology 2006 Ser A	0.27	04/07/10	1,300,000
	California Health Facilities Financing Authority
1,940	Adventist Health System/West 1991 Ser A	0.23	04/07/10	1,940,000
3,500	Kaiser Permanente Ser 2006 C	0.27	04/07/10	3,500,000
2,000	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.25	04/07/10	2,000,000
1,095	Scripps Health Ser 2008 C	0.27	04/07/10	1,095,000
2,700	Scripps Health Ser 2008 F	0.26	04/07/10	2,700,000
1,650	Stanford Hospital Ser 2008 B-2	0.26	04/07/10	1,650,000
6,200	California Infrastructure & Economic Development Bank, Los Angeles SPCA Ser 2002 A	0.29	04/07/10	6,200,000
1,600	California State Department of Water Resources,, Power Supply Ser 2002 C Subser C-9	0.29	04/07/10	1,600,000
	California Statewide Communities Development Authority,
1,200	John Muir Health Ser 2008 A	0.27	04/01/10	1,200,000
2,000	Kaiser Permanente Ser 2004 J	0.27	04/07/10	2,000,000
1,300	Kaiser Permanente Ser 2004 L	0.27	04/07/10	1,300,000
4,100	University of San Diego Ser 2005	0.27	04/07/10	4,100,000
4,535	Castaic Lake Water Agency, Ser 1994 A COPs	0.26	04/07/10	4,535,000
	City of Irvine
1,050	Improvement Bond Act 1915	0.27	04/01/10	1,050,000
1,050	Improvement Bond Act 1915	0.27	04/01/10	1,050,000
	City of Los Angeles,
1,300	Wastewater System Sub Ser 2008 A	0.29	04/07/10	1,300,000
2,000	Wastewater System Sub Ser 2008 C	0.26	04/07/10	2,000,000
2,400	City of Modesto, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.30	04/07/10	2,400,000
2,200	City of Whittier, Presbyterian Intercommunity Hospital Ser 2009 C	0.25	04/07/10	2,200,000
2,100	County of Riverside, 1985 Ser A COPs	0.27	04/07/10	2,100,000
	East Bay Municipal Utility District
1,000	Water System Sub Refg Ser 2010 A-2	0.17	03/01/11	1,000,000
3,500	Water System Sub Ser 2007 A Eagle #20080018 Class A (AGM Insd)	0.29	04/07/10	3,500,000
2,850	Eastern Municipal Water District, Water & Sewer Ser 2008 A (COPs)	0.25	04/07/10	2,850,000
2,000	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.27	04/07/10	2,000,000
	Metropolitan Water District of Southern California,
2,000	Water 2000 Ser B-2	0.26	04/07/10	2,000,000
2,200	Water 2006 Ser A-1	0.27	04/07/10	2,200,000
	Sacramento Regional County Sanitation Districts Financing Authority
1,200	Sub Lien Ser 2008 A	0.28	04/01/10	1,200,000
1,225	Sub Lien Ser 2008 B	0.28	04/01/10	1,225,000
1,750	Sacramento Transportation Authority, Measure A Sales Tax Ser 2009 A	0.25	04/07/10	1,750,000
	San Diego County Regional Transportation Commission
2,260	Sales Tax 2008 Ser A	0.25	04/07/10	2,260,000
2,700	Sales Tax 2008 Ser B	0.28	04/07/10	2,700,000
1,000	Southern Californa Public Power Authority, Mead Adelanto Ser 2008 A	0.27	04/01/10	1,000,000

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments • March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

$3,865	Western Municipal Water District Facilities Authority, Ser 2009 A	0.27%	04/07/10	$3,865,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $82,855,000)			82,855,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE

	California Tax-Exempt Commercial Paper (9.0%)
3,000	Los Angeles Department of Water & Power, Power System	0.21	04/08/10	0.21	3,000,000
	San Diego County Water Authority
1,000	Ser 1	0.30	04/30/10	0.30	1,000,000
1,000	Ser 2	0.23	05/20/10	0.23	1,000,000
1,000	Ser 2	0.17	06/10/10	0.17	1,000,000
2,000	San Francisco County Transportation Authority, 2004 Ser B	0.28	04/29/10	0.28	2,000,000
1,000	San Gabriel Valley Council of Governments, Alameda Corridor East GANs	0.29	04/21/10	0.29	1,000,000

	Total California Tax-Exempt Commercial Paper (Cost $9,000,000)				9,000,000

	California Tax-Exempt Short-Term Municipal Notes and Bonds (7.7%)
	California Community College Financing Authority,
1,500	Ser 2009 A TRANs, dtd 07/21/09	2.00	06/30/10	0.95	1,503,842
1,000	Ser 2009 D TRANs, dtd 08/11/09	2.25	06/30/10	1.25	1,002,441
1,750	California School Cash Reserve Program Authority, 2009-2010 Ser A (COPs) TRANs, dtd 07/06/09	2.50	07/01/10	0.60	1,758,237
1,000	Corona-Norca Unified School District, Ser 2009-10 TRANs, dtd 10/22/09	1.50	09/01/10	0.70	1,003,323
1,055	Los Angeles County Schools, Pooled 2009-2010 Ser A TRANs, dtd 07/01/09	2.50	06/30/10	0.85	1,059,254
300	Riverside County, Teeter Obligation 2009 Ser C, dtd 12/15/09	2.00	10/15/10	0.73	302,043
1,000	San Bernardino County, Ser 2009-10 TRANs, dtd 07/01/09	2.00	06/30/10	0.40	1,003,929

	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $7,633,069)				7,633,069

	Total Investments (Cost $99,488,069) (c)			100.0%	99,488,069
	Other Assets in Excess of Liabilities			0.0	46,688

	Net Assets			100.0%	$99,534,757

AGM	Assured Guaranty Municipal Corporation.

COPs	Certificates of Participation.

GANs	Grant Anticipation Notes.

TRANs	Tax Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2010.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Morgan Stanley California Tax-Free Daily Income Trust
Notes to the Portfolio of Investments • March 31, 2010 (unaudited) continued
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET	SIGNIFICANT	SIGNIFICANT
		FOR IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Short-Term Investments
California Tax-Exempt Short-Term Variable Rate Municipal Obligations	$82,855,000	—	$82,855,000	—
California Tax-Exempt Commercial Paper	9,000,000	—	9,000,000	—
California Tax-Exempt Short-Term Municipal Notes and Bonds	7,633,069	—	7,633,069	—

Total	$99,488,069	—	$99,488,069	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2010, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Tax-Free Daily Income Trust
/s/ Randy Takian

Randy Takian
Principal Executive Officer
May 17, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian

Randy Takian
Principal Executive Officer
May 17, 2010
/s/ Francis Smith

Francis Smith
Principal Financial Officer
May 17, 2010